Participant
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Explorer Fund Participant) Vanguard Explorer Fund	Vanguard Explorer Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Explorer Fund Participant) Vanguard Explorer Fund		Vanguard Explorer Fund - Investor Shares
Management Fees		0.49%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.52%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example, No Redemption (Vanguard Explorer Fund Participant) Vanguard Explorer Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Explorer Fund - Investor Shares	53	167	291	653

Participant:
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Explorer Fund Participant:) Vanguard Explorer Fund	Vanguard Explorer Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Explorer Fund Participant:) Vanguard Explorer Fund		Vanguard Explorer Fund - Admiral Shares
Management Fees		0.33%
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.35%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example, No Redemption (Vanguard Explorer Fund Participant:) Vanguard Explorer Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Explorer Fund - Admiral Shares	36	113	197	443

Retail
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Explorer Fund Retail) Vanguard Explorer Fund (USD $)	Vanguard Explorer Fund - Investor Shares	Vanguard Explorer Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Explorer Fund Retail) Vanguard Explorer Fund		Vanguard Explorer Fund - Investor Shares	Vanguard Explorer Fund - Admiral Shares
Management Fees		0.49%	0.33%
12b-1 Distribution Fee		none	none
Other Expenses		0.03%	0.02%
Total Annual Fund Operating Expenses	[1]	0.52%	0.35%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example, No Redemption (Vanguard Explorer Fund Retail) Vanguard Explorer Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Explorer Fund - Investor Shares	53	167	291	653
Vanguard Explorer Fund - Admiral Shares	36	113	197	443